Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Summary of subsidiaries and investments

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2022	2021	2020
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arce Participações Ltda.	Holding	Brazil	Subsidiary	100.0%	100.0%	—
Companhia Brasileira de Educação e Sistemas de Ensino S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda	Educational content	Brazil	Subsidiary	—	—	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
Arco Ventures S.A.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
Nave à Vela Ltda.	Educational content	Brazil	Subsidiary	—	—	51.0%
Atech Soluções Tecnológicas S.A.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	100.0%
NLP Soluções Educacionais S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
WPensar S.A.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	100.0%
Geekie Desenvolvimento de Softwares S.A. (a)	Educational technology	Brazil	Subsidiary	—	57.4%	56.0%
Studos Software Ltda. (b)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
NSE Soluções Educacionais S.A.	Educational content	Brazil	Subsidiary	60.0%	60.0%	60.0%
Me Salva! Cursos e Consultorias S.A.	Educational content	Brazil	Subsidiary	100.0%	60.0%	—
Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (b)	Educational content	Brazil	Subsidiary	—	100.0%	—
Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
P2D Educação Ltda. (a)	Educational content	Brazil	Subsidiary	—	100.0%	—
Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia	Private equity	Brazil	Investee	10.9%	11.0%	14.5%
INCO Limited	Collection services	Cayman Islands	Investee	24.9%	26.1%	—
Tera Treinamentos Profissionais Ltda.	Educational content	Brazil	Investee	23.4%	23.4%	—
(a)	During the year, the entity was incorporated by Companhia Brasileira de Educação e Sistemas de Ensino S.A. as described in Note 1.2 (a).
(b)	During the year, the entity was incorporated by Atech Soluções Tecnológicas S.A. as described in Note 1.2 (a).

Summary of depreciation rates of property and equipment

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20% to 33%
Facilities	10%
Leasehold improvements	20% to 33%

Summary of estimated useful life and lease term of right-of-use assets

Buildings	1 to 4 years
Equipment	1 to 4 years